SHORT - TERM DEBT AND LONG-TERM DEBT- Schedule Of Short Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total	$ 1,585	$ 11,400
East West Bank
Total		$ 11,400